CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 8,940	$ 7,922	$ 7,389
Cost of revenues	1,619	3,306	2,057
Gross profit	7,321	4,616	5,332
Operating expenses:
Research and development	313	462	386
Selling and marketing	3,060	3,505	4,405
General and administrative	857	732	1,985
Other expenses (income)	1,085	(137)	(396)
Total operating expenses	5,315	4,562	6,380
Operating income (loss)	2,006	54	(1,048)
Financial income (expenses), net	1,805	990	(678)
Income (loss) before income tax	3,811	1,044	(1,726)
Income tax (expense) benefit	1,006	(25)	(50)
Net income (loss) from continuing operations	4,817	1,019	(1,776)
Loss from discontinued operations			(189)
Net income (loss)	$ 4,817	$ 1,019	$ (1,965)
Earnings (loss) per share from continuing operations:
Basic	$ 0.18	$ 0.11	$ (0.29)
Diluted	$ 0.13	$ 0.09	$ (0.29)
Loss per share from discontinued operations basic and diluted:			$ (0.03)
Net earnings (loss) per share:
Basic	$ 0.18	$ 0.11	$ (0.32)
Diluted	$ 0.13	$ 0.09	$ (0.32)
Weighted average number of ordinary shares used in computing basic earnings (loss) per share	27,475,448	9,126,327	6,177,862
Weighted average number of ordinary shares used in computing diluted earnings (loss) per share	34,664,459	11,710,254	6,177,862